Basis of preparation and accounting policies - Financial assets and liabilities by IFRS 9 category (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Financial assets and liabilities by IFRS 9 category
Loans		$ 578	$ 590	[1]	$ 771
Debt securities	[2]	83,064	77,016	[1]	$ 99,154
Amortised cost
Financial assets and liabilities by IFRS 9 category
Loans		148
Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Loans		430
Debt securities		$ 83,064
Investment contract liabilities without DPF | FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, Original under IAS 39			663
Investment contract liabilities without DPF | Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, New under IFRS 9			663
Derivative liabilities | FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, Original under IAS 39			1,001
Derivative liabilities | Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, New under IFRS 9			1,001
Core structural borrowings of shareholder-financed businesses | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, Original under IAS 39			4,261
Carrying value liabilities, New under IFRS 9			4,261
Operational borrowings | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, Original under IAS 39			815
Carrying value liabilities, New under IFRS 9			815
Obligations under funding, securities lending and sale and repurchase agreements | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, Original under IAS 39			582
Carrying value liabilities, New under IFRS 9			582
Net asset value attributable to unit holders of consolidated investment funds | FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, Original under IAS 39			4,193
Net asset value attributable to unit holders of consolidated investment funds | Designated at FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, New under IFRS 9			4,193
Other liabilities | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value liabilities, Original under IAS 39			2,866
Carrying value liabilities, New under IFRS 9			2,866
Loans | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			140
Carrying value assets, New under IFRS 9			140
Loans/debt securities | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			26
Loans/debt securities | Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			27
Loans | FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			450
Loans | Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			450
Equity securities and portfolio holdings in collective investment schemes | FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			57,413
Equity securities and portfolio holdings in collective investment schemes | Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			57,413
Equity securities | Available-for-sale
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			266
Equity securities | FVOCI
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			266
Debt securities held by Eastspring | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			67
Debt securities held by Eastspring | FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			67
Other debt securities | FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			76,922
Other debt securities | Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			76,922
Derivative assets | FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			569
Derivative assets | Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			569
Accrued investment income | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			983
Accrued investment income | Loans and receivables
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			983
Deposits | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			6,275
Deposits | Loans and receivables
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			6,275
Cash and cash equivalents | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			5,514
Cash and cash equivalents | Loans and receivables
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			5,514
Other debtors | Amortised cost
Financial assets and liabilities by IFRS 9 category
Carrying value assets, New under IFRS 9			968
Other debtors | Loans and receivables
Financial assets and liabilities by IFRS 9 category
Carrying value assets, Original under IAS 39			$ 968

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[2]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2023 are $2,001 million of lent securities and assets subject to repurchase agreements (31 December 2022: $1,571 million)